Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 22, 2011	Feb. 22, 2011 Issuance of Debt [Member]	Feb. 22, 2011 Issuance of Debt [Member] 2.05% Senior Notes Due 2014 [Member]	Feb. 22, 2011 Issuance of Debt [Member] 3.20% Senior Notes due 2016 [Member]	Feb. 22, 2011 Issuance of Debt [Member] 4.50% Senior Notes due 2021 [Member]	Dec. 31, 2010 Sale of Businesses [Member]	Dec. 31, 2009 Sale of Businesses [Member]	Dec. 31, 2008 Sale of Businesses [Member]	Apr. 04, 2011 Sale of Businesses [Member] Lancaster Laboratories [Member]	Apr. 04, 2011 Sale of Businesses [Member] Athena Diagnostics [Member]
Sale of Businesses [Abstract]
Proceeds from sale of businesses, net of cash divested	$ 0	$ 4.4	$ 3.5									$ 180.0	$ 740.0
Escrowed Proceeds From Sale of Business												20.0
Revenues									226.2	205.3	190.5
Pre-tax Income									58.9	46.6	35.1
Other Current Assets									64.8	54.6
Other Assets									451.0	468.5
Other Accrued Expenses									17.6	16.5
Other Long-term Liabilities									58.4	62.8
Issuance of Debt [Abstract]
Face Amount Issued					2,200.0	300.0	900.0	1,000.0
Debt Instrument, Interest Rate, Stated Percentage						2.05%	3.20%	4.50%
Notional Amount of Interest Rate Swap						$ 300
Interest Rate Swap, Description Of Variable Rate Basis						six-month USD LIBOR
Interest Rate Swap, Basis Spread On Variable Rate						0.4112%
Interest Rate Swap, Variable Interest Rate						0.88%
Interest Rate Swap, Fixed Interest Rate						2.05%
Debt Subject To Mandatory Redemption, Redemption Price				101.00%